Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (730,167)	$ (551,182)	$ (407,624)	$ (302,544)
Dividend income	(1,395,063)	(14,360)	(3,964)	(2,578,984)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued offering costs and expenses	1,274,652	306,101	235,051	604,049
Prepaid expenses, current	213,790	12,309	(408,836)	76,582
Prepaid expenses, non-current		74,040		96,252
Foreign exchange gain				(1,073)
Change in fair value of over-allotment liability			(16,788)
Changes in operating assets and liabilities:
Net cash used in operating activities	(636,788)	(173,092)	(602,161)	(2,105,718)
Cash flows from Investing Activities:
Investment of marketable securities held in Trust Account			(175,950,000)
Extension loan	(180,000)
Cash withdrawn from Trust account in connection with redemptions of Class A ordinary Shareholders	159,340,179
Net cash provided by investing activities	159,160,179		(175,950,000)
Cash flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from issuance of Class A ordinary shares to underwriters			40
Proceeds from sale of Units			175,950,000
Proceeds from sale of Private Warrants			9,300,000
Proceeds from promissory note – related party	300,000		279,935	1,500,000
Repayment of related party payable	(100,000)
Payment for Redemptions of Class A ordinary shares	(159,340,179)
Repayment of Promissory Note – related party			(279,935)
Payment of offering costs			(7,599,495)
Proceeds from related party				163,126
Net cash used in financing activities	(159,140,179)		177,675,545	1,663,126
Net Change in Cash:	(616,788)	(173,092)	1,123,384	(442,592)
Cash – Beginning	680,792	1,123,384		1,123,384
Cash – Ending	64,004	950,292	1,123,384	680,792
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement for Class A ordinary shares subject to redemption	$ 1,575,063	$ 18,324
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs in accrued offering costs and expenses			32,050
Issuance of Underwriter Founder Shares			30
Remeasurement for Class A ordinary shares subject to redemption				$ 2,582,948